Regulatory Matters	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters

The Federal Reserve and bank regulatory agencies require bank holding companies and financial institutions to maintain capital at adequate levels based on a percentage of assets and off-balance sheet exposures, adjusted for risk weights ranging from 0% to 100%. Under the capital adequacy guidelines, regulatory capital is classified into two tiers. These guidelines require an institution to maintain a certain level of Tier 1 and Tier 2 capital to risk-weighted assets. Tier 1 capital consists of common shareholders' equity, excluding the unrealized gain or loss on securities available for sale, minus certain intangible assets. In determining the amount of risk-weighted assets, all assets, including certain off-balance sheet assets, are multiplied by a risk-weight factor of 0% to 100% based on the risks believed to be inherent in the type of asset. Tier 2 capital consists of Tier 1 capital plus the general reserve for loan losses, subject to certain limitations. The Bank is required to maintain capital at a minimum level based on total average assets, which is known as the Tier 1 leverage ratio.

Failure to meet minimum capital requirements can initiate certain mandatory and discretionary actions by regulators that could have a material adverse effect on the Company.  As of December 31, 2014 and 2013, the Bank was categorized as “well capitalized” under the regulatory framework for prompt corrective action.  There are no conditions or events that management believes have changed that classification as of the date of this Annual Report.
(14)         Regulatory Matters, Continued

The Company and the Bank’s regulatory capital amounts and ratios were as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2014
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$77,746	20.6%	$15,073	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	89,915	23.9%	30,147	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	77,746	9.5%	32,778	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$87,222	23.2%	$15,062	4.0%	$22,593	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	91,973	24.4%	30,123	8.0%	37,654	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	87,222	10.6%	32,792	4.0%	40,991	5.0%

December 31, 2013
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$70,598	17.8%	$15,894	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	84,529	21.3%	31,788	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	70,598	8.3%	34,079	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$81,624	20.6%	$15,883	4.0%	$23,825	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	86,652	21.8%	31,767	8.0%	39,709	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	81,624	9.6%	34,069	4.0%	42,586	5.0%

As of January 1, 2015, FDIC regulations require insured state-chartered banks to maintain (i) a minimum ratio of Tier 1 capital to total assets of 4.00%, (ii) a minimum ratio of Tier 1 capital to risk-weighted assets of 6.00%, (iii) a minimum ratio of total-capital to risk-weighted assets of 8.00% and (iv) a minimum ratio of “Common Equity Tier 1 Capital” to risk-weighted assets of 4.50%. The Federal Reserve requires Security Federal Corporation to maintain capital adequacy that generally parallels the FDIC requirements.  At December 31, 2014, Security Federal Corporation and Security Federal Bank each exceeded all applicable capital requirements and there are no conditions or events that management is aware of that would prevent them from meeting the new capital requirements as of the date of this Annual Report.